SCHEDULE OF ESTIMATED AMORTIZATION EXPENSE (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2022	$ 22
2023	2
2024	2
2025	1
Total	$ 27